Supplement dated July 31, 2024 to the
Prospectus for your Variable Annuity
Issued by

EVERLAKE LIFE INSURANCE COMPANY

This supplement contains information about changes to certain Putnam Investment Trust Portfolios available in your annuity contract (“Contract”) issued by Everlake Life Insurance Company. Your Contract may not offer all of the Variable Sub-Accounts described below. Please check your annuity prospectus to determine which of the following changes affect the Contract that you own.

Putnam Investment Trust – Investment Adviser Changes:
Effective July 15, 2024, the Advisors and/or Subadvisors listed in the table in "Appendix A: Portfolio Companies Available Under the Contract" for the following Portfolios have been restated as shown below.

Portfolio Company and Advisor/SubAdvisor
Putnam VT Core Equity Fund - Class IB Franklin Advisers, Inc. Putnam Investment Management, LLC Putnam Investments Limited
Putnam VT Diversified Income Fund - Class IB Franklin Advisers, Inc. Putnam Investment Management, LLC Putnam Investments Limited
Putnam VT Emerging Markets Equity Fund - Class IB Franklin Advisers, Inc. Putnam Investment Management, LLC Putnam Investments Limited The Putnam Advisory Company, LLC
Putnam VT Focused International Equity Fund - Class IB Franklin Advisers, Inc. Putnam Investment Management, LLC Putnam Investments Limited The Putnam Advisory Company, LLC
Putnam VT George Putnam Balanced Fund - Class IB Franklin Advisers, Inc. Putnam Investment Management, LLC Putnam Investments Limited
Putnam VT Global Asset Allocation Fund - Class IB Franklin Advisers, Inc. Putnam Investment Management, LLC Putnam Investments Limited The Putnam Advisory Company, LLC
Putnam VT Global Health Care Fund - Class IB Franklin Advisers, Inc. Putnam Investment Management, LLC Putnam Investments Limited The Putnam Advisory Company, LLC
Putnam VT Government Money Market Fund - Class IB Franklin Advisers, Inc. Putnam Investment Management, LLC Putnam Investments Limited
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Putnam VT High Yield Fund - Class IB Franklin Advisers, Inc. Putnam Investment Management, LLC Putnam Investments Limited
Putnam VT Income Fund - Class IB Franklin Advisers, Inc. Putnam Investment Management, LLC Putnam Investments Limited
Putnam VT International Equity Fund - Class IB Franklin Advisers, Inc. Putnam Investment Management, LLC Putnam Investments Limited The Putnam Advisory Company, LLC
Putnam VT International Value Fund - Class IB Franklin Advisers, Inc. Putnam Investment Management, LLC Putnam Investments Limited The Putnam Advisory Company, LLC
Putnam VT Large Cap Growth Fund - Class IB Franklin Advisers, Inc. Putnam Investment Management, LLC Putnam Investments Limited
Putnam VT Large Cap Value Fund - Class IB Franklin Advisers, Inc. Putnam Investment Management, LLC Putnam Investments Limited
Putnam VT Mortgage Securities Fund - Class IB Franklin Advisers, Inc. Putnam Investment Management, LLC Putnam Investments Limited
Putnam VT Research Fund - Class IB Franklin Advisers, Inc. Putnam Investment Management, LLC Putnam Investments Limited The Putnam Advisory Company, LLC
Putnam VT Small Cap Growth Fund - Class IB Franklin Advisers, Inc. Putnam Investment Management, LLC Putnam Investments Limited
Putnam VT Small Cap Value Fund - Class IB Franklin Advisers, Inc. Putnam Investment Management, LLC Putnam Investments Limited
Putnam VT Sustainable Future Fund - Class IB Franklin Advisers, Inc. Putnam Investment Management, LLC Putnam Investments Limited
Putnam VT Sustainable Leaders Fund - Class IB Franklin Advisers, Inc. Putnam Investment Management, LLC Putnam Investments Limited
If you have any questions or would like another copy of the current Fund Prospectus, please call us at 1-800-457-7617.

Please keep this supplement together with your prospectus for future reference.
No other action is required of you.
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